Tax Liabilities	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Tax Liabilities

28.	TAX LIABILITIES

	12.31.2018	12.31.2017
Non-current
Facilities payment plans	—	505,256

Total	—	505,256

Current
Income tax expense	368,221,928	496,476,565
Value added tax	94,335,822	221,280,756
Turnover tax	47,093,466	56,928,469
Other taxes, withholdings and perceptions	269,899,035	71,447,375

Total	779,550,251	846,133,165